Recently Adopted and Issued Not Yet Effective Accounting Standards	12 Months Ended
Dec. 31, 2022
Recently Adopted and Issued Not Yet Effective Accounting Standards [Abstract]
Recently Adopted and Issued Not Yet Effective Accounting Standards

3.Recently Adopted and Issued Not Yet Effective Accounting Standards

Property, Plant and Equipment: Proceeds before Intended Use

On January 1, 2022, the Company adopted amendment to IAS 16 – Property, Plant and Equipment, which requires revenue earned prior to the time at which an asset has reached its intended use will be recognized as revenue, and not a reduction to the cost of property, plant and equipment. Any revenue earned prior to the Refinery achieving commercial production (the point at which it would be available for its intended use) are recognized as revenue. The adoption of this amendment did not have an impact on the Company’s consolidated financial statements and related note disclosures.

Onerous Contracts – Cost of Fulfilling a Contract

On January 1, 2022, the Company adopted amendments to IAS 37 – Provisions, Contingent Liabilities and Contingent Assts, which clarified what costs an entity considers in assessing whether a contract is onerous. The adoption of this amendment did not have an impact on the Company’s consolidated financial statements and related note disclosures.

Deferred tax related to assets and liabilities arising from a single transaction

In May 2021, the IASB published a narrow scope amendment to IAS 12 – Income Taxes. In September 2022, IAS 12 was revised to reflect this amendment. The amendment narrowed the scope of the recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences such as deferred taxes on leases and decommissioning obligations. The amendment is effective for annual periods beginning on or after January 1, 2023 and applied retrospectively. The adoption of this amendment is not expected to have a material impact on the Company’s consolidated financial statements and related note disclosures.

Classification of liabilities as current or non-current

In January 2020, the IASB published narrow scope amendments to IAS 1 Presentation of financial statements. The narrow scope amendment clarifies that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The IASB proposed to defer the effective date of the 2020 amendments to no earlier than January 1, 2024. The Company will adopt the narrow scope amendments on the date they become effective and is assessing the impact of these amendments on its consolidated financial statements.

Other accounting standards issued but not yet effective

The following new and amended standards are not expected to have a significant impact on the Company’s consolidated financial statements.

●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) – effective January 1, 2023.
●	Definition of Accounting Estimates (Amendments to IAS 8) – effective January 1, 2023.

Lease Liability in a Sale and Leaseback (Amendment to IFRS 16 Leases)) – effective January 1, 2024.